Significant Accounting Policies - Summary of Potentially Dilutive Adjustments to Weighted Average Number of Common Shares (Detail)	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Schedule Of Earnings Per Share Basic And Diluted And Exclusion Of Anti Dilutive Securities [Line Items]
Securities excluded from calculation	2,376,529	2,202,386	2,372,450	2,165,663	1,983,614
Warrant
Schedule Of Earnings Per Share Basic And Diluted And Exclusion Of Anti Dilutive Securities [Line Items]
Securities excluded from calculation	1,111,588	925,612	1,102,176	888,739	745,732
Stock Options
Schedule Of Earnings Per Share Basic And Diluted And Exclusion Of Anti Dilutive Securities [Line Items]
Securities excluded from calculation	548,007	559,840	553,340	559,990	511,660
Series A Preferred Stock
Schedule Of Earnings Per Share Basic And Diluted And Exclusion Of Anti Dilutive Securities [Line Items]
Securities excluded from calculation	352,614	352,614	352,614	352,614	352,614
Series B Preferred Stock
Schedule Of Earnings Per Share Basic And Diluted And Exclusion Of Anti Dilutive Securities [Line Items]
Securities excluded from calculation	364,320	364,320	364,320	364,320	364,320
Secured Note Payable
Schedule Of Earnings Per Share Basic And Diluted And Exclusion Of Anti Dilutive Securities [Line Items]
Securities excluded from calculation					9,288